Investments at FVTPL (Details 1) - CAD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments at FVTPL [Line Items]
Balance		$ 12,307,860
Additions		3,250,608
Dispositions		(84,233)
Unrealized gains (losses)		(1,860,185)
Balance		13,614,050	$ 12,307,860
El Olivar Imperial [Member]
Disclosure of Investments at FVTPL [Line Items]
Balance		537,860
Additions			0
Unrealized gains (losses)		(35,722)
Balance		502,138	537,860
Shares and partnership units [Member]
Disclosure of Investments at FVTPL [Line Items]
Balance	[1],[2]	11,770,000
Additions	[1],[2]	3,100,608
Dispositions	[1],[2]	(84,233)
Unrealized gains (losses)	[1],[2]	(1,919,463)
Balance	[1],[2]	12,866,912	11,770,000
Share purchase warrants [Member]
Disclosure of Investments at FVTPL [Line Items]
Balance	[3]	0
Additions	[3]	150,000
Dispositions	[3]	0
Unrealized gains (losses)	[3]	95,000
Balance	[3]	245,000	0
Share and warrants [Member] | El Olivar Imperial [Member]
Disclosure of Investments at FVTPL [Line Items]
Balance	[3]	537,860
Additions	[3]	0
Dispositions	[3]	0
Unrealized gains (losses)	[3]	(35,722)
Balance	[3]	$ 502,138	$ 537,860

[1]	Included in the Company’s investment in public entities are 11,000,000 common shares of Minco Silver as at December 31, 2017 (representing approximately 18% ownership), and December 31, 2016 (18%), and November 11, 2016 (18%). The Company applied the equity method to account for this investment until November 11, 2016 when the Company became an investment entity (see Note 1). Commencing November 11, 2016, the Company accounted for this investment at FVTPL. During 2017, the Company acquired common shares/share purchases warrants/partnership units that are publically traded on Canadian stock exchanges for a total net of $3,250,608. The Company disposed of common shares for net proceeds of $131,224and a realized net gain of $46,991.
[2]	The Company considers the closing share price of investments issued by public entities at each reporting date as the fair value. The Company applies the Black Scholes option pricing model to value public company’s share purchase warrants at the reporting date.
[3]	On December 22, 2016, the Company acquired 5.90% or 400,000 units (“Unit’) of El Olivar Imperial SAC (“El Olivar”), a privately held Peruvian corporation, at US$1.00 per unit through a private placement. Each Unit consists of one Class A voting preferred share and 1.5 Class A share purchase warrants (the “EI Warrant”), with each full warrant entitling the holder to purchase one additional Class A voting share at a price of US$1.00. The expiry date of the EI Warrant, initially set on July 18, 2017, was subsequently revised to the date that is twenty business days following notification in writing by EI Olivar that all permits necessary to build its mining facilities have been received . As of the date of this report, the Company had not yet received this notification.